Fair Value Measurement - Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Abstract]
Term (years)		5 years 9 months 18 days
Volatility		40.00%
Risk-free rate		3.80%
Dividend yield	0.00%	0.00%
Current stock price (in Dollars per share)	$ 8.26	$ 10.25